Consolidated cash flow statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Cash flows from operating activities
Interest received	$ 10,091	$ 10,840	$ 11,590
Interest received, percentage movement from prior period	(7.00%)
Interest received, percentage movement from same period in prior year	(13.00%)
Interest paid	$ (1,779)	(2,354)	(3,323)
Interest paid, percentage movement from prior period	(24.00%)
Interest paid, percentage movement from same period in prior year	(46.00%)
Dividends received excluding life business	$ 3	2	2
Dividends received excluding life business, percentage movement from prior period	50.00%
Dividends received excluding life business, percentage movement from same period in prior year	50.00%
Other non-interest income received	$ 1,686	1,361	1,979
Other non-interest income received, percentage movement from prior period	24.00%
Other non-interest income received, percentage movement from same period in prior year	(15.00%)
Operating expenses paid	$ (5,139)	(4,748)	(6,193)
Operating expenses paid, percentage movement from prior period	8.00%
Operating expenses paid, percentage movement from same period in prior year	(17.00%)
Income tax paid excluding life business	$ (1,282)	(1,158)	(1,481)
Income tax paid excluding life business, percentage movement from prior period	11.00%
Income tax paid excluding life business, percentage movement from same period in prior year	(13.00%)
Life business:
Receipts from policyholders and customers	$ 466	510	466
Receipts from policyholders and customers, percentage movement from prior period	(9.00%)
Interest and other items of similar nature	$ 1	13	9
Interest and other items of similar nature, percentage movement from prior period	(92.00%)
Interest and other items of similar nature, percentage movement from same period in prior year	(89.00%)
Dividends received	$ 8	9	3
Dividends received, percentage movement from prior period	(11.00%)
Dividends received, percentage movement from same period in prior year	167.00%
Payments to policyholders and suppliers	$ (312)	(497)	(671)
Payments to policyholders and suppliers, percentage movement from prior period	(37.00%)
Payments to policyholders and suppliers, percentage movement from same period in prior year	(54.00%)
Income tax paid	$ (51)		(49)
Income tax paid, percentage movement from same period in prior year	4.00%
Cash flows from operating activities before changes in operating assets and liabilities	$ 3,692	3,978	2,332
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(7.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	58.00%
Net (increase)/decrease in:
Collateral paid	$ (3,293)	(166)	471
Trading securities and financial assets measured at FVIS	(2,106)	(574)	19,890
Derivative financial instruments	$ 3,004	4,610	(7,030)
Derivative financial instruments, percentage movement from prior period	(35.00%)
Loans	$ (12,636)	(17,066)	1,968
Loans, percentage movement from prior period	(26.00%)
Other financial assets	$ 726	(702)	428
Other financial assets, percentage movement from same period in prior year	70.00%
Life insurance assets and liabilities	$ 133	(216)	(377)
Other assets	$ (17)	72	(66)
Other assets, percentage movement from same period in prior year	(74.00%)
Net increase/(decrease) in:
Collateral received	$ (184)	(251)	344
Collateral received, percentage movement from prior period	(27.00%)
Deposits and other borrowings	$ 21,758	35,347	(1,610)
Deposits and other borrowings, percentage movement from prior period	(38.00%)
Other financial liabilities	$ 1,382	5,268	3,768
Other financial liabilities, percentage movement from prior period	(74.00%)
Other financial liabilities, percentage movement from same period in prior year	(63.00%)
Other liabilities	$ 3	(35)	27
Other liabilities, percentage movement from same period in prior year	(89.00%)
Net cash provided by/(used in) operating activities	$ 12,462	30,265	20,145
Net cash provided by/(used in) operating activities, percentage movement from prior period	(59.00%)
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(38.00%)
Cash flows from investing activities
Proceeds from investment securities	$ 19,145	16,413	17,653
Proceeds from investment securities, percentage movement from prior period	17.00%
Proceeds from investment securities, percentage movement from same period in prior year	8.00%
Purchase of investment securities	$ (9,837)	(7,642)	(21,198)
Purchase of investment securities, percentage movement from prior period	29.00%
Purchase of investment securities, percentage movement from same period in prior year	(54.00%)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed	$ 1,388	1,272
Proceeds from disposal of controlled entities and other businesses, net of cash disposed, percentage movement from prior period	9.00%
Purchase of controlled entities	$ (14)
Proceeds from disposal of associates		36	9
Proceeds from disposal of associates, percentage movement from prior period	(100.00%)
Proceeds from disposal of associates, percentage movement from same period in prior year	(100.00%)
Purchase of associates		(1)	(7)
Purchase of associates, percentage movement from prior period	(100.00%)
Purchase of associates, percentage movement from same period in prior year	(100.00%)
Proceeds from disposal of property and equipment	$ 24	42	20
Proceeds from disposal of property and equipment, percentage movement from prior period	(43.00%)
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	20.00%
Purchase of property and equipment	$ (69)	(131)	(103)
Purchase of property and equipment, percentage movement from prior period	(47.00%)
Purchase of property and equipment, percentage movement from same period in prior year	(33.00%)
Purchase of intangible assets	$ (422)	(392)	(348)
Purchase of intangible assets, percentage movement from prior period	8.00%
Purchase of intangible assets, percentage movement from same period in prior year	21.00%
Net cash provided by/(used in) investing activities	$ 10,215	9,597	(3,974)
Net cash provided by/(used in) investing activities, percentage movement from prior period	6.00%
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 39,912	22,482	24,317
Proceeds from debt issues (net of issue costs), percentage movement from prior period	78.00%
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	64.00%
Redemption of debt issues	$ (26,785)	(25,925)	(39,347)
Redemption of debt issues, percentage movement from prior period	3.00%
Redemption of debt issues, percentage movement from same period in prior year	(32.00%)
Payments for the principal portion of lease liabilities	$ (236)	(247)	(260)
Payments for the principal portion of lease liabilities, percentage movement from prior period	(4.00%)
Payments for the principal portion of lease liabilities, percentage movement from same period in prior year	(9.00%)
Issue of loan capital (net of issue costs)	$ 3,016	2,169	5,459
Issue of loan capital (net of issue costs), percentage movement from prior period	39.00%
Issue of loan capital (net of issue costs), percentage movement from same period in prior year	(45.00%)
Redemption of loan capital	$ (1,039)	(379)	(1,169)
Redemption of loan capital, percentage movement from prior period	174.00%
Redemption of loan capital, percentage movement from same period in prior year	(11.00%)
Payment for off-market share buy-back	$ (3,502)
Proceeds from dividend reinvestment plan underwrite			719
Proceeds from dividend reinvestment plan underwrite, percentage movement from same period in prior year	(100.00%)
Purchase of shares relating to share-based payment arrangements	$ (33)	(3)	(25)
Purchase of shares relating to share-based payment arrangements, percentage movement from same period in prior year	32.00%
Purchase of Restricted Share Plan (RSP) treasury shares	$ (45)	(3)	(40)
Purchase of Restricted Share Plan (RSP) treasury shares, percentage movement from same period in prior year	13.00%
Payment of dividends	$ (2,201)	(2,127)	(719)
Payment of dividends, percentage movement from prior period	3.00%
Payment of dividends to NCI	$ (5)		(2)
Payment of dividends to NCI, percentage movement from same period in prior year	150.00%
Net cash provided by/(used in) financing activities	$ 9,082	(4,033)	(11,067)
Net increase/(decrease) in cash and balances with central banks	$ 31,759	35,829	5,104
Net increase/(decrease) in cash and balances with central banks, percentage movement from prior period	(11.00%)
Effect of exchange rate changes on cash and balances with central banks	$ (701)	862	(564)
Effect of exchange rate changes on cash and balances with central banks, percentage movement from same period in prior year	24.00%
Net (increase)/decrease in cash and balances with central banks included in assets held for sale	$ (1)	785	(792)
Net (increase)/decrease in cash and balances with central banks included in assets held for sale, percentage change from same period of prior year	(100.00%)
Cash and balances with central banks as at beginning of period	$ 71,353	33,877	30,129
Cash and balances with central banks as at end of period	$ 102,410	$ 71,353	$ 33,877
Cash and balances with central banks, percentage movement from prior period	44.00%	111.00%
Cash and balances with central banks, percentage movement from same period of prior year		137.00%